REGULATORY MATTERS	12 Months Ended
Jun. 30, 2015
Regulatory Matters [Abstract]
REGULATORY MATTERS

12. REGULATORY MATTERS

The Company, as a federally chartered holding company, is not subject to capital requirements. The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total, Tier 1 and Common Equity Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), of Tier 1 capital to adjusted total assets (as defined) and Tangible capital (as defined) to Tangible assets (as defined). Management believes, as of June 30, 2015 and 2014, that the Bank meets all capital adequacy requirements to which it is subject.

In July 2013, federal banking regulators approved final rules that implement changes to the regulatory capital framework for U.S. banks.  The rules set minimum requirements for both the quantity and quality of capital held by community banking institutions.  The final rule includes a new minimum ratio of common equity Tier 1 capital to risk-weighted assets of 4.5%, raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and includes a minimum leverage ratio of 4% for all banking organizations.  Additionally, community banking institutions must contain a capital conservation buffer of common equity Tier 1 capital in an amount greater than 2.5% of total risk-weighted assets to avoid being subject to limitations on capital distributions and discretionary bonus payments to executive officers.  The phase-in period for the rules began for the Bank on January 1, 2015, with full compliance with all of the final rule’s requirements phased in over a multi-year schedule.

As of June 30, 2015, the most recent notification from the Office of the Comptroller of the Currency (“OCC”) categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based, Common Equity Tier 1, tangible equity and Tier 1 capital ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Bank’s actual capital amounts and ratios as of June 30, 2015 and 2014 are presented in the table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(In thousands)
As of June 30, 2015:
Tangible Equity Capital (to Tangible Assets)	$41,201	8.70%	$7,102	2.00%	N/A	N/A
Tier 1 Capital (to Adjusted Total Assets)	41,201	8.70	18,938	4.00	$23,672	5.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	41,201	14.41	12,868	4.50	18,587	6.50
Tier 1 Capital (to Risk-Weighted Assets)	41,201	14.41	17,157	6.00	22,876	8.00
Total Capital (to Risk-Weighted Assets)	43,398	15.18	22,876	8.00	28,595	10.00

As of June 30, 2014:
Tangible Equity Capital (to Tangible Assets)	$40,093	8.87%	$6,781	2.00%	N/A	N/A
Tier 1 Capital (to Adjusted Total Assets)	40,093	8.87	18,083	4.00	$22,604	5.00%
Tier 1 Capital (to Risk-Weighted Assets)	40,093	17.62	9,099	4.00	13,649	6.00
Total Capital (to Risk-Weighted Assets)	42,494	18.68	18,199	8.00	22,749	10.00

The following table provides a reconciliation of the Company’s total consolidated equity to the capital amounts for the Bank reflected in the preceding table:

	June 30,
	2015	2014
	(In thousands)
Total consolidated equity	$51,744	$51,451
Adjustments:
Equity capital of PSB Holdings, Inc.	(3,672)	(4,052)
Intangible assets	(5,390)	(5,791)
Disallowed servicing assets	-	(9)
Disallowed deferred tax assets	(1,675)	(1,731)
Unrealized losses on available-for-sale securities	194	225
Tier 1 and Common Equity Tier 1 Capital	41,201	40,093
Allowance for loan losses and off-balance sheet reserves	2,197	2,401
Total Risk-Based capital	$43,398	$42,494

The ability of the Company to pay dividends depends, in part, on the ability of the Bank to pay dividends to the Company. The Bank will not be able to declare or pay a cash dividend on, or repurchase any of its common stock, if the effect thereof would be to reduce the regulatory capital of the Bank to an amount below amounts required under regulatory rules and regulations.